Trading Account Profits and Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Net Trading Gains (Losses) [Table Text Block]

	2014	2015	2016
	(in millions)
Interest rate and other derivative contracts	¥(84,408)	¥(37,486)	¥434,323
Trading account securities, excluding derivatives	50,522	1,186,147	(157,669)

Trading account profits (losses)—net	(33,886)	1,148,661	276,654
Foreign exchange derivative contracts(1)	(52,737)	(217,524)	374,324

Net trading gains (losses)	¥(86,623)	¥931,137	¥650,978

Note:

(1)	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of income. Foreign exchange gains (losses)—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.